Financial Risk Management - Summary of Group's Recognized Financial Liabilities Subject to Enforceable Master Netting Arrangements or Similar Agreements (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	₩ 63,964
Gross assets offset	(2,164)
Net amounts presented in the statement of financial position	61,800
Amounts not offset, Financial instruments	(59,151)
Net amount	2,649
Trade payables [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	59,602	₩ 47,271
Gross assets offset	(757)	(764)
Net amounts presented in the statement of financial position	58,845	46,507
Amounts not offset, Financial instruments	(56,196)	(44,518)
Net amount	2,649	₩ 1,989
Other [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	4,362
Gross assets offset	(1,407)
Net amounts presented in the statement of financial position	2,955
Amounts not offset, Financial instruments	₩ (2,955)